Fair Value Measurements - Assets Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Investments	$ 0	$ 73,065,000	$ 70,771,000
Recurring Basis
Assets:
Assets	16,334,000	75,854,000	88,279,000
Recurring Basis | Money Market Funds
Assets:
Cash equivalents	16,334,000	2,789,000	17,508,000
Recurring Basis | US Treasury Bonds
Assets:
Investments		73,065,000	70,771,000
Recurring Basis | Level 2
Assets:
Assets		73,065,000	70,771,000
Recurring Basis | Level 2 | US Treasury Bonds
Assets:
Investments		73,065,000	70,771,000
Recurring Basis | Not Subject to Netting
Assets:
Assets	16,334,000	2,789,000	17,508,000
Recurring Basis | Not Subject to Netting | Money Market Funds
Assets:
Cash equivalents	$ 16,334,000	$ 2,789,000	$ 17,508,000